Acquisition (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination [Abstract]
Disclosure of detailed information about business combination
The following table summarizes the allocation of the purchase consideration to the acquisition-date fair value of the assets acquired and liabilities assumed (in thousands):

Ⅰ. Total purchase consideration	$30,653
Ⅱ. Non-controlling interests	$114
Ⅲ. Identifiable Assets and liabilities, net	$13,834
Cash and cash equivalents	3,776
Accounts receivable	99
Prepaid expenses, and other assets	612
Intangible assets	16,356
Platform technology	6,987
Customers relationship	8,893
Gaming licenses	476
Property and equipment	34
Right-of-use assets	200
Other non-current assets	171
Accounts payable and other payables	(1,449)
Income taxes payable	(111)
Current lease liabilities	(191)
Other current liabilities	(3,794)
Deferred tax liabilities, net	(1,630)
Other non-current liabilities	(239)
IV. Goodwill (Ⅰ+Ⅱ-Ⅲ )	$16,933